Employment Agreement (Details) (USD $)	Dec. 31, 2012	Jul. 12, 2012
Employment Agreement
Employment Agreement, initial term		3
Employment Agreement, automatic renewal period		1
Employment Agreement, base salary per year		$ 120,000
Employment Agreement, shares entitled to receive		3,000,000
Employment Agreement, number of shares issued in three equal increments		1,000,000
Employment Agreement, termination notice period in days		30
Employment Agreement, fair market value of stock		3,000,000
Employment Agreement, expense related to stock grant recognized	$ 999,996	$ 0